                               TABLE OF CONTENTS

Letter to Partners...............................  1
Economic Snapshot................................  2
Performance Results..............................  3
Portfolio of Investments.........................  4
Statement of Assets and Liabilities..............  6
Statement of Operations..........................  7
Statement of Changes in Net Assets...............  8
Financial Highlights.............................  9
Notes to Financial Statements.................... 10

EXCH SAR 8/99

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

                               LETTER TO PARTNERS

July 20, 1999

Dear Partner,

    With the volatility that we've experienced recently in many financial markets, some investors have sold securities because of uncertainty about where the markets were going, only to be left rethinking whether they made the right decision. We've witnessed this kind of market activity numerous times over the past several years, sparked by concerns such as the impact of the Asian economic crisis, high stock valuations, or, most recently, the stability of many high-flying technology companies. While these fears eventually subsided, investors who may have sold during this period were unable to reap the benefits of the subsequent rally. That's partly because most of the recent big gains happened in relatively short periods of time. This kind of volatility--and the danger of making short-term decisions--highlights the importance of investing for the long term, in accordance with your individual financial objectives.

    Although the worst of the Asian crisis appears to be behind us, new concerns are always emerging. In the coming months, we'll likely hear more about how the year 2000 computer problem may affect the markets or that we're overdue for a correction. While the markets could undoubtedly suffer as a result of these or any number of other events, we encourage you to focus on your long-term investment goals. Although nothing is certain, history has shown us that over time, the markets tend to recover--and most investors want to be positioned to take advantage of any recovery.

    If you have concerns about market volatility or questions about how your portfolio is structured to respond to these events, we encourage you to contact your financial advisor. Your advisor can talk with you about sustaining a long-term investment plan through a variety of market conditions. We hope that Van Kampen Funds will play an important role as you and your advisor build a portfolio designed to help you weather what the markets have in store.

Sincerely,


[SIG.]
Richard F. Powers, III

Chairman
Van Kampen Asset Management Inc.

[SIG.]
Dennis J. McDonnell

President
Van Kampen Asset Management Inc.

                               ECONOMIC SNAPSHOT

    The strength of the domestic economy continued to defy expectations in the first half of 1999, although it finally began to show signs of slowing down. Strong growth, healthy employment, and low inflation all contributed to the favorable economic environment.

STRONG ECONOMIC GROWTH

    The nation's gross domestic product rose at an impressive rate of 4.3 percent during the first quarter of 1999, but fell to 2.3 percent in the second quarter. The first-quarter expansion was fueled by an increase in consumer spending, which dropped to more moderate levels later in the reporting period.

POSITIVE EMPLOYMENT ENVIRONMENT

    In May, the unemployment rate dropped to 4.2 percent--its lowest level in more than 30 years. Throughout the reporting period, unemployment remained low, the number of jobs grew, and wages rose. The labor market remained especially tight in the service industry and most urban areas.

LOW INFLATION

    Inflation remained low throughout most of the reporting period, although a sharp increase in oil prices contributed to a spike in April's consumer price index report (CPI). Following this up-tick, the Federal Reserve raised interest rates 0.25 percent on June 30. Although the Fed had expressed a bias toward a series of rate increases, May's tame CPI report prompted it to drop this bias when announcing the June rate increase.

ECONOMIC OUTLOOK

    Our outlook for the economy suggests that the moderate slowdown may continue, bringing the economy back to historically normal growth levels. Healthy job growth, which has been supporting the consumer confidence and spending levels, showed signs of faltering toward the end of the reporting period. However, a renewed optimism for corporate earnings, low unemployment, and a vibrant housing market should provide some balance against a slower job growth rate.

                          INTEREST RATES AND INFLATION
                      June 30, 1997, through June 30, 1999
                                    [LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jun 1997                                                                   6.5000                             2.3000
                                                                           6.0000                             2.2000
                                                                           5.5000                             2.2000
Sep 1997                                                                   6.2500                             2.2000
                                                                           5.7500                             2.1000
                                                                           5.6875                             1.8000
Dec 1997                                                                   6.5000                             1.7000
                                                                           5.5625                             1.6000
                                                                           5.6250                             1.4000
Mar 1998                                                                   6.1250                             1.4000
                                                                           5.6250                             1.4000
                                                                           5.6875                             1.7000
Jun 1998                                                                   6.0000                             1.7000
                                                                           5.5625                             1.7000
                                                                           5.9375                             1.6000
Sep 1998                                                                   5.7500                             1.5000
                                                                           5.2500                             1.5000
                                                                           4.8750                             1.5000
Dec 1998                                                                   4.0000                             1.6000
                                                                           4.8125                             1.7000
                                                                           4.8750                             1.6000
Mar 1999                                                                   5.1250                             1.7000
                                                                           4.9375                             2.3000
                                                                           4.5000                             2.1000
Jun 1999                                                                   4.0000                             2.0000

    Interest rates are represented by the closing midline federal funds rate on the last day of each month. Inflation is indicated by the annual percent change of the Consumer Price Index for all urban consumers at the end of each month.

             PERFORMANCE RESULTS FOR THE PERIOD ENDED JUNE 30, 1999

                            VAN KAMPEN EXCHANGE FUND

 TOTAL RETURNS

Six-month total return(1)..................................     6.32%
One-year total return(1)...................................    22.63%
Five-year average total return(1)..........................    26.04%
Ten-year average total return(1)...........................    17.99%
Life-of-Fund average total return(1).......................    15.13%
Commencement Date..........................................  12/16/76

(1)Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units of partnership interest at the end of the period, all at NAV.

An investment should be made with an understanding of the risks that an investment in equity securities entails. These include the risk that the financial condition of the issuers of the securities in the portfolio, or the condition of the stock market in general, may worsen and therefore, the value of Fund shares may decline. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

Because the prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary upon the Fund's investment performance. Foreign securities may magnify volatility due to changes in foreign exchange rates, the political and economic uncertainties in foreign countries, and the potential lack of liquidity, government supervision, and regulation.

Market forecasts provided in this report may not necessarily come to pass.

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

   Description                                            Shares       Market Value
   --------------------------------------------------------------------------------
   COMMON STOCKS  95.3%
   CONSUMER DISTRIBUTION  1.5%
   Cardinal Health, Inc.................................     1,245     $    79,836
   IKON Office Solutions, Inc...........................    86,993       1,304,895
                                                                       -----------
                                                                         1,384,731
                                                                       -----------
   CONSUMER DURABLES  1.3%
   Dana Corp............................................    13,677         629,997
   SPX Corp. (a)........................................     6,824         569,804
                                                                       -----------
                                                                         1,199,801
                                                                       -----------
   CONSUMER NON-DURABLES  4.1%
   International Flavors & Fragrances, Inc..............    49,712       2,205,970
   McCormick & Co., Inc.................................    48,259       1,523,175
                                                                       -----------
                                                                         3,729,145
                                                                       -----------
   CONSUMER SERVICES  0.2%
   Luby's Cafeterias, Inc...............................    13,367         200,505
                                                                       -----------
   ENERGY  12.4%
   Amerada Hess Corp....................................    21,200       1,261,400
   Apache Corp..........................................    11,406         444,834
   Baker Hughes Inc.....................................    25,634         858,739
   BP Amoco Plc -- ADR (United Kingdom).................    16,938       1,837,773
   Halliburton Co.......................................    30,320       1,371,980
   Kerr-McGee Corp......................................    10,900         547,044
   Mobil Corp...........................................    40,262       3,985,938
   Schlumberger, Ltd....................................    16,080       1,024,095
                                                                       -----------
                                                                        11,331,803
                                                                       -----------
   FINANCE  3.9%
   American International Group, Inc....................    22,234       2,602,768
   Household International, Inc.........................    21,372       1,012,498
                                                                       -----------
                                                                         3,615,266
                                                                       -----------
   HEALTHCARE 34.6%
   American Home Products Corp..........................    56,000       3,220,000
   Baxter International, Inc............................     5,000         303,125
   Johnson & Johnson, Inc...............................    54,432       5,334,336

                                               See Notes to Financial Statements

                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

   Description                                             Shares      Market Value
   --------------------------------------------------------------------------------
   HEALTHCARE (CONTINUED)
   Merck & Co., Inc.....................................    50,376     $ 3,727,824
   Schering-Plough Corp.................................   195,374      10,354,822
   Warner-Lambert Co....................................   127,290       8,830,744
                                                                       -----------
                                                                        31,770,851
                                                                       -----------
   PRODUCER MANUFACTURING  1.4%
   AlliedSignal, Inc....................................    12,528         789,264
   Fluor Corp...........................................    12,831         519,656
                                                                       -----------
                                                                         1,308,920
                                                                       -----------
   RAW MATERIALS/PROCESSING INDUSTRIES  9.4%
   Air Products & Chemicals, Inc........................   109,090       4,390,872
   Alcan Aluminum, Ltd..................................    10,774         344,095
   Georgia Pacific Corp.................................    37,376       1,770,688
   Georgia Pacific Corp. -- Timber Group................    18,688         471,872
   Louisiana-Pacific Corp...............................    25,970         616,788
   Lubrizol Corp........................................    37,620       1,025,145
                                                                       -----------
                                                                         8,619,460
                                                                       -----------
   TECHNOLOGY  26.5%
   Intel Corp...........................................   375,554      22,345,462
   International Business Machines Corp.................    15,016       1,940,817
                                                                       -----------
                                                                        24,286,279
                                                                       -----------
   TOTAL LONG-TERM INVESTMENTS  95.3%
     (Cost $7,354,175).............................................     87,446,761
   REPURCHASE AGREEMENT  4.2%
     Donaldson Lufkin and Jenrette ($3,866,000 par collateralized by U.S. Government obligations in a pooled cash account, dated
     06/30/99, to be sold on 07/01/99 at $3,866,515)
     (Cost $3,866,000).............................................      3,866,000
                                                                       -----------
   TOTAL INVESTMENTS  99.5%
     (Cost $11,220,175)............................................     91,312,761
   OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%.....................        490,420
                                                                       -----------
   NET ASSETS  100.0%..............................................    $91,803,181
                                                                       ===========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR -- American Depositary Receipt

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $11,220,175)........................  $91,312,761
Cash........................................................        3,598
Receivables:
  Investments Sold..........................................      521,952
  Dividends.................................................       76,736
Other.......................................................       89,438
                                                              -----------
      Total Assets..........................................   92,004,485
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       35,898
  Income Distributions......................................       17,184
  Affiliates................................................        2,401
Managing General Partners' Retirement Plan..................      115,712
Accrued Expenses............................................       30,109
                                                              -----------
      Total Liabilities.....................................      201,304
                                                              -----------
NET ASSETS..................................................  $91,803,181
                                                              ===========
NET ASSETS WERE COMPRISED OF:
272,407 units of limited partnership interest...............  $90,597,493
3,406 units of non-managing general partnership interest....    1,132,610
220 units of managing general partnership interest..........       73,078
                                                              -----------
NET ASSETS..................................................  $91,803,181
                                                              ===========
NET ASSET VALUE PER UNIT ($91,803,181 divided by 276,033
  units of partnership interest outstanding)................  $    332.58
                                                              ===========

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends...................................................    $  493,022
Interest....................................................        92,281
                                                                ----------
    Total Income............................................       585,303
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       220,362
Managing General Partners' Fees and Related Expenses........        29,764
Shareholder Reports.........................................        28,292
Accounting..................................................        15,172
Custody.....................................................        11,807
Legal.......................................................         1,475
Other.......................................................        19,234
                                                                ----------
  Total Expenses............................................       326,106
  Less Credits Earned on Overnight Cash Balances............            40
                                                                ----------
  Net Expenses..............................................       326,066
                                                                ----------
NET INVESTMENT INCOME.......................................    $  259,237
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS
Net Realized Gain...........................................    $1,777,870
                                                                ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    76,547,458
  End of the Period.........................................    80,092,586
                                                                ----------
Net Unrealized Appreciation During the Period...............     3,545,128
                                                                ----------
NET REALIZED AND UNREALIZED GAIN............................    $5,322,998
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $5,582,235
                                                                ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Six Months Ended June 30, 1999 and the
                    Year Ended December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                  Six Months Ended      Year Ended
                                                   June 30, 1999     December 31, 1998
--------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income............................   $   259,237         $   573,557
Net Realized Gain................................     1,777,870           2,475,843
Net Unrealized Appreciation During the Period....     3,545,128          17,188,549
                                                    -----------         -----------
Change in Net Assets from Operations.............     5,582,235          20,237,949
                                                    -----------         -----------
Distributions from Net Investment Income.........      (177,761)           (366,286)
Distributions from Net Realized Gain.............      (136,842)                -0-
                                                    -----------         -----------
    Total Distributions..........................      (314,603)           (366,286)
                                                    -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.....................................     5,267,632          19,871,663
                                                    -----------         -----------
FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds from Units Issued Through Dividend
  Reinvestment...................................        55,938              49,579
Cost of Units Repurchased........................    (1,437,121)         (2,278,503)
                                                    -----------         -----------
NET CHANGE IN NET ASSETS FROM
  PARTNERSHIP UNIT TRANSACTIONS..................    (1,381,183)         (2,228,924)
                                                    -----------         -----------
TOTAL INCREASE IN NET ASSETS.....................     3,886,449          17,642,739
NET ASSETS:
Beginning of the Period..........................    87,916,732          70,273,993
                                                    -----------         -----------
End of the Period (Including accumulated
  undistributed net investment income of
  $2,906,860 and $2,825,384, respectively).......   $91,803,181         $87,916,732
                                                    ===========         ===========
CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment.......           172                 180
Units Repurchased................................        (4,498)             (8,376)
                                                    -----------         -----------
    Decrease in Partnership Units Outstanding....        (4,326)             (8,196)
                                                    ===========         ===========

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one unit of partnership interest outstanding throughout the periods indicated. (Unaudited)
--------------------------------------------------------------------------------

                                                     Year Ended December 31 (a)
                          Six Months Ended    ----------------------------------------
                          June 30, 1999(a)      1998       1997       1996      1995
--------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of the
  Period................. $    313.586        $243.538   $205.349   $ 151.88   $115.36
                          ------------        --------   --------   --------   -------
  Net Investment
    Income...............        0.932           2.010      1.908      1.488      1.62
  Net Realized and
    Unrealized Gain......       19.192          69.318     37.561     53.261     36.18
                          ------------        --------   --------   --------   -------
Total from Investment
  Operations.............       20.124          71.328     39.469     54.749     37.80
                          ------------        --------   --------   --------   -------
Less:
  Distributions from Net
    Investment Income....         .640           1.280      1.280       1.28      1.28
  Distributions from Net
    Realized Gain........         .490             -0-        -0-        -0-       -0-
                          ------------        --------   --------   --------   -------
Total Distributions......        1.130           1.280      1.280       1.28      1.28
                          ------------        --------   --------   --------   -------
Net Asset Value, End of
  the Period............. $    332.580        $313.586   $243.538   $205.349   $151.88
                          ============        ========   ========   ========   =======
Total Return.............       6.32%*          29.36%     19.23%     36.21%    32.89%
Net Assets at End of the
  Period (In millions)... $       91.8        $   87.9   $   70.3   $   61.8   $  47.8
Ratio of Expenses to
  Average Net Assets.....         .74%            .74%       .75%       .93%      .88%
Ratio of Net Investment
  Income to Average Net
  Assets.................         .59%            .73%       .80%       .87%     1.16%
Portfolio Turnover.......          0%*              0%         0%         0%        0%

 * Non-Annualized

(a) Based on average units outstanding.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund seeks capital appreciation in a portfolio of common stock. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Fixed income investments are stated at value using market quotations. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank.

                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are amortized over the life of each applicable security. Premiums on debt securities are not amortized.

D. FEDERAL INCOME TAXES--The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

    At June 30, 1999, for federal income tax purposes the cost of long- and short-term investments is $11,220,175; the aggregate gross unrealized appreciation is $80,092,586 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation on long- and short-term investments of $80,092,586.

E. DISTRIBUTION OF INCOME AND GAINS--Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS--During the six months ended June 30, 1999, the Fund's custody fee was reduced by $40 as a result of credits earned on overnight cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the six months ended June 30, 1999, the Fund recognized expenses of approximately $1,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the six months ended June 30, 1999, the Fund recognized expenses of approximately $15,200 representing Van Kampen Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund.

                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 1999, the Fund recognized expenses of approximately $7,600. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners and are based on competitive benchmarks.

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At June 30, 1999, the Adviser and Van Kampen Exchange Corp., as non-managing general partners of the Fund, owned 354 and 3,019 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $1,835,041, respectively.

                                VAN KAMPEN FUNDS

EQUITY FUNDS

Domestic
   Aggressive Equity
   Aggressive Growth
   American Value
   Comstock
   Emerging Growth
   Enterprise
   Equity Growth
   Equity Income
   Growth
   Growth and Income
   Harbor
   Pace
   Real Estate Securities
   Small Cap Value
   Technology
   Utility
   Value
Global/International
   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   Global Franchise
   Global Managed Assets
   International Magnum
   Latin American

FIXED-INCOME FUNDS
Income
   Corporate Bond
   Global Fixed Income
   Global Government Securities
   Government Securities
   High Income Corporate Bond
   High Yield
   High Yield & Total Return
   Limited Maturity Government
   Short-Term Global Income
   Strategic Income
   U.S. Government
   U.S. Government Trust for Income
   Worldwide High Income
Tax Exempt Income
   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income
Capital Preservation
   Reserve
   Tax Free Money

SENIOR LOAN FUNDS
   Prime Rate Income Trust
   Senior Floating Rate

To find out more about any of these
funds, ask your financial advisor for
a prospectus, which contains more
complete information, including sales
charges, risks, and expenses. Please
read it carefully before you invest
or send money.

To view a current Van Kampen fund
prospectus or to receive additional
fund information, choose from one of
the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--to view a prospectus, select Download Prospectus

- call us at 1-800-341-2911 weekdays from 7:00 a.m. to 7:00 p.m. Central time. Telecommunications Device for the Deaf users, call 1-800-421-2833.

- e-mail us by visiting WWW.VANKAMPEN.COM and selecting Contact Us

                            VAN KAMPEN EXCHANGE FUND

                       (A California Limited Partnership)
--------------------------------------------------------------------------------

MANAGING GENERAL PARTNERS

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
DENNIS J. MCDONNELL*--Chairman
STEVEN MULLER
THEODORE A. MYERS
DON G. POWELL*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

OFFICERS

RICHARD F. POWERS, III*
  President

DENNIS J. MCDONNELL*
  Executive Vice President and
  Chief Investment Officer

A. THOMAS SMITH III*
  Vice President and Secretary

JOHN L. SULLIVAN*
  Vice President, Treasurer and
  Chief Financial Officer

CURTIS W. MORELL*
  Vice President and Chief Accounting Officer

TANYA M. LODEN*
  Controller

PETER W. HEGEL*
PAUL R. WOLKENBERG*
EDWARD C. WOOD, III*
  Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICE AGENT

VAN KAMPEN INVESTOR
SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK AND TRUST CO.
225 Franklin Street
Boston, Massachusetts 02105

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

INDEPENDENT ACCOUNTANTS

KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940.

(C) Van Kampen Funds Inc., 1999. All rights reserved.

(SM) denotes a service mark of Van Kampen Funds Inc.

                            RESULTS OF PARTNER VOTES

The Annual Meeting of Partners of the Fund was held on June 16, 1999, where partners voted on the election of managing general partners whose terms expired in 1999 and the election of independent public accountants.
    1) With regard to the election of the following managing general partners by the partners of the Fund:

                                                         # OF UNITS
                                                     -------------------
                                                     IN FAVOR   WITHHELD
------------------------------------------------------------------------
David C. Arch....................................... 141,626     8,500
Rod Dammeyer........................................ 141,626     8,500
Howard J Kerr....................................... 141,626     8,500
Dennis J. McDonnell................................. 141,626     8,500
Steven Muller....................................... 141,626     8,500
Theodore A. Myers................................... 141,626     8,500
Don G. Powell....................................... 141,626     8,500
Hugo F. Sonnenschein................................ 141,626     8,500
Wayne W. Whalen..................................... 141,626     8,500

    2) With regard to the ratification of KPMG LLP as independent public accountants for its current fiscal year, 150,093 units voted for the proposal, 0 units voted against and 33 units abstained.

                         YEAR 2000 READINESS DISCLOSURE

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Fund may invest that, in turn, may adversely affect the net asset value of the Fund. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act, which may limit the legal rights regarding the use of such statements in the case of dispute.